Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Receivables - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Beginning balance	¥ 264,888	¥ 263,018	¥ 198,712
Addition	87,067	1,870	64,306
Ending balance	¥ 351,955	¥ 264,888	¥ 263,018